Leases liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ 304,097	R$ 57,480
Current lease liabilities	64,357	22,620
Non-current lease liabilities	239,740	34,860
Rentals – Fleets
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	94,905	0
Leases of non-material value
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	325,631	62,484
Adjustment to present value
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ (116,439)	R$ (5,004)